As filed with the Securities and Exchange Commission on December 31, 2025
1933 Act File No. 002-97596
1940 Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
☐
Pre-Effective Amendment No. 187	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 188	☒

VANECK FUNDS
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Office) (Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Fabio Battaglia, Esq.
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On January 30, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 184 to its Registration Statement until January 30, 2026. Parts A, B and C of Registrant’s Post-Effective Amendment No. 184 under the Securities Act of 1933 and No. 185 under the Investment Company Act of 1940, filed on August 25, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of December, 2025.

VANECK FUNDS
By:	/s/ Matthew A. Babinsky
Name:	Matthew A. Babinsky
Title:	Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer, President and Trustee	December 31, 2025
/s/ John J. Crimmins* John J. Crimmins	Vice President, Chief Financial Officer and Principal Accounting Officer	December 31, 2025
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	December 31, 2025
/s/ Jayesh Bhansali* Jayesh Bhansali	Trustee	December 31, 2025
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	December 31, 2025
/s/ R. Alastair Short* R. Alastair Short	Trustee	December 31, 2025

*By:	/s/ Matthew A. Babinsky
Matthew A. Babinsky
Attorney-in-Fact
December 31, 2025